Transfers of financial assets and mortgage servicing assets	12 Months Ended
Dec. 31, 2015
Transfers and Servicing of Financial Assets
Transfers Of Financial Assets And Mortgage Servicing Assets

Note 16 – Transfers of financial assets and mortgage servicing assets

The Corporation typically transfers conforming residential mortgage loans in conjunction with GNMA and FNMA securitization transactions whereby the loans are exchanged for cash or securities and servicing rights. The securities issued through these transactions are guaranteed by the corresponding agency and, as such, under seller/service agreements the Corporation is required to service the loans in accordance with the agencies’ servicing guidelines and standards. Substantially, all mortgage loans securitized by the Corporation in GNMA and FNMA securities have fixed rates and represent conforming loans. As seller, the Corporation has made certain representations and warranties with respect to the originally transferred loans and, in the past, has sold certain loans with credit recourse to a government-sponsored entity, namely FNMA. Refer to Note 29 to the consolidated financial statements for a description of such arrangements.

No liabilities were incurred as a result of these securitizations during the years ended December 31, 2015 and 2014 because they did not contain any credit recourse arrangements. The Corporation recorded a gain of $32.6 million and $32.8 million, respectively, during the years ended December 31, 2015 and 2014 related to the residential mortgage loan securitized.

The following tables present the initial fair value of the assets obtained as proceeds from residential mortgage loans securitized during the years ended December 31, 2015 and 2014:

	Proceeds obtained during the year ended December 31, 2015
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	$-	$869,210	$-	$869,210
Mortgage-backed securities - FNMA	-	218,911	-	218,911
Total trading account securities	$-	$1,088,121	$-	$1,088,121
Mortgage servicing rights	$-	$-	$12,549	$12,549
Total	$-	$1,088,121	$12,549	$1,100,670

	Proceeds obtained during the year ended December 31, 2014
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	$-	$674,557	-	$674,557
Mortgage-backed securities - FNMA	-	225,047	-	225,047
Total trading account securities	$-	$899,604	-	$899,604
Mortgage servicing rights	-	-	$11,560	$11,560
Total	$-	$899,604	$11,560	$911,164

During the year ended December 31, 2015 the Corporation retained servicing rights on whole loan sales involving approximately $69 million in principal balance outstanding (2014 - $86 million), with net realized gains of approximately $2.7 million (2014 - $3.2 million). All loan sales performed during the year ended December 31, 2015 and 2014 were without credit recourse agreements.

The Corporation recognizes as assets the rights to service loans for others, whether these rights are purchased or result from asset transfers such as sales and securitizations. These mortgage servicing rights (“MSR”) are measured at fair value.

The Corporation uses a discounted cash flow model to estimate the fair value of MSRs. The discounted cash flow model incorporates assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rate, cost to service, escrow account earnings, contractual servicing fee income, prepayment and late fees, among other considerations. Prepayment speeds are adjusted for the Corporation’s loan characteristics and portfolio behavior.

The following table presents the changes in MSRs measured using the fair value method for the years ended December 31, 2015 and 2014.

Residential MSRs
(In thousands)	2015	2014
Fair value at beginning of period	$148,694	$161,099
Additions[1]	76,060	12,368
Changes due to payments on loans[2]	(17,539)	(15,887)
Reduction due to loan repurchases	(1,897)	(2,759)
Changes in fair value due to changes in valuation model inputs or assumptions	6,087	(6,127)
Fair value at end of period	$211,405	$148,694
[1] Includes $54.9 million from the acquisition of mortgage servicing rights from the FDIC as a receiver for Doral Bank during the second quarter of 2015.
[2] Represents the change due to collection / realization of expected cash flow over time.

During the second quarter of 2015, BPPR completed the acquisition of mortgage servicing rights on three pools of residence mortgage loans serviced for GNMA, FNMA and FHLMC, with an unpaid principal balance of approximately $5.0 billion, from the FDIC as a receiver for Doral Bank, as part of the Doral Bank Transaction. The aggregate purchase price for the mortgage servicing rights and related servicing advances was approximately $56.2 million.

During the third quarter of 2015, BPPR acquired mortgage servicing rights for a portfolio previously serviced by Doral Bank, with approximately $873 million in unpaid principal balance and a fair value of $4.4 million, in connection with a pre-existing backup servicing agreement. The Corporation also purchased the servicing advances related to this portfolio from the FDIC, as receiver of Doral Bank, for a price of $46.6 million.

Residential mortgage loans serviced for others were $20.6 billion at December 31, 2015 (2014 - $15.6 billion).

Net mortgage servicing fees, a component of mortgage banking activities in the consolidated statements of operations, include the changes from period to period in the fair value of the MSRs, including changes due to collection / realization of expected cash flows. Mortgage servicing fees, excluding fair value adjustments, for the year ended December 31, 2015 amounted to $59.5 million (2014 - $41.8 million; 2013 - $45.5 million). The banking subsidiaries receive servicing fees based on a percentage of the outstanding loan balance. At December 31, 2015, those weighted average mortgage servicing fees were 0.28% (2014 – 0.26%). Under these servicing agreements, the banking subsidiaries do not generally earn significant prepayment penalty fees on the underlying loans serviced.

The section below includes information on assumptions used in the valuation model of the MSRs, originated and purchased.

Key economic assumptions used in measuring the servicing rights derived from loans securitized or sold by the Corporation during the years ended December 31, 2015 and 2014 were as follows:

	Years ended
	December 31, 2015		December 31, 2014
Prepayment speed	8.6%		6.1%
Weighted average life	7.1	years	16.4	years
Discount rate (annual rate)	11.1%		10.8%

Key economic assumptions used to estimate the fair value of MSRs derived from sales and securitizations of mortgage loans performed by the banking subsidiaries and the sensitivity to immediate changes in those assumptions at December 31, 2015 and 2014 were as follows:

Originated MSRs
	December 31,
(In thousands)	2015		2014
Fair value of servicing rights	$98,648		$110,534
Weighted average life	7.3	years	11.7	years
Weighted average prepayment speed (annual rate)	6.0%		8.6%
Impact on fair value of 10% adverse change	$(2,488)		$(4,089)
Impact on fair value of 20% adverse change	$(5,241)		$(7,995)
Weighted average discount rate (annual rate)	11.5%		11.5%
Impact on fair value of 10% adverse change	$(4,083)		$(4,492)
Impact on fair value of 20% adverse change	$(8,206)		$(8,701)

The banking subsidiaries also own servicing rights purchased from other financial institutions. The fair value of purchased MSRs, their related valuation assumptions and the sensitivity to immediate changes in those assumptions at December 31, 2015 and 2014 were as follows:

Purchased MSRs
	December 31,
(In thousands)	2015		2014
Fair value of servicing rights	$112,757		$38,160
Weighted average life	6.2	years	11.0	years
Weighted average prepayment speed (annual rate)	6.9%		9.1%
Impact on fair value of 10% adverse change	$(2,871)		$(1,620)
Impact on fair value of 20% adverse change	$(6,034)		$(2,924)
Weighted average discount rate (annual rate)	11.0%		10.7%
Impact on fair value of 10% adverse change	$(4,211)		$(1,603)
Impact on fair value of 20% adverse change	$(8,525)		$(2,877)

The sensitivity analyses presented in the tables above for servicing rights are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 and 20 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the sensitivity tables included herein, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

At December 31, 2015, the Corporation serviced $1.9 billion (2014 - $2.1 billion) in residential mortgage loans with credit recourse to the Corporation.

Under the GNMA securitizations, the Corporation, as servicer, has the right to repurchase (but not the obligation), at its option and without GNMA’s prior authorization, any loan that is collateral for a GNMA guaranteed mortgage-backed security when certain delinquency criteria are met. At the time that individual loans meet GNMA’s specified delinquency criteria and are eligible for repurchase, the Corporation is deemed to have regained effective control over these loans if the Corporation was the pool issuer. At December 31, 2015, the Corporation had recorded $140 million in mortgage loans on its consolidated statements of financial condition related to this buy-back option program (2014 - $81 million). As long as the Corporation continues to service the loans that continue to be collateral in a GNMA guaranteed mortgage-backed security, the MSR is recognized by the Corporation. During the year ended December 31, 2015, the Corporation repurchased approximately $80 million of mortgage loans under the GNMA buy-back option program (2014 - $145 million). The determination to repurchase these loans was based on the economic benefits of the transaction, which results in a reduction of the servicing costs for these severely delinquent loans, mostly related to principal and interest advances. Furthermore, due to their guaranteed nature, the risk associated with the loans is minimal. The Corporation places these loans under its loss mitigation programs and once brought back to current status, these may be either retained in portfolio or re-sold in the secondary market.

Quantitative information about delinquencies, net credit losses, and components of securitized financial assets and other assets managed together with them by the Corporation, including its own loan portfolio, for the years ended December 31, 2015 and 2014, are disclosed in the following tables. Loans securitized/sold represent loans in which the Corporation has continuing involvement in the form of credit recourse.

2015
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$10,144,237	$411,291	$107,955
Construction	681,201	14,086	(886)
Legacy	64,436	4,311	(2,760)
Lease financing	627,650	4,639	3,303
Mortgage	9,011,473	1,188,290	47,552
Consumer	3,837,679	106,194	92,926
Covered loans	646,115	101,451	58,880
Less:
Loans securitized / sold	1,883,561	144,568	811
Loans held-for-sale	137,000	45,719	37,602
Loans held-in-portfolio	$22,992,230	$1,639,975	$268,557

2014
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$8,134,576	$278,326	$53,990
Construction	251,820	13,812	(3,746)
Legacy	81,137	3,476	(892)
Lease financing	564,389	4,348	3,961
Mortgage	8,741,757	1,164,513	54,041
Consumer	3,875,581	99,595	109,737
Covered loans	2,542,662	540,369	66,154
Less:
Loans securitized / sold	2,138,705	183,876	1,314
Loans held-for-sale	106,104	19,878	35,674
Loans held-in-portfolio	$21,947,113	$1,900,685	$246,257